General information	12 Months Ended
Dec. 31, 2025
General information
General information

1.General information

AC Immune SA was founded in 2003. The Company controls a fully-owned subsidiary, AC Immune USA, Inc. (“AC Immune USA” or “Subsidiary” and, together with AC Immune SA, “AC Immune,” “ACIU,” “Company,” “we,” “our,” “ours,” “us”), which was registered and organized under the laws of Delaware, USA in June 2021. The Company and its Subsidiary form the Group.

AC Immune SA is a clinical-stage biopharmaceutical company leveraging our two proprietary technology platforms to discover, design and develop novel proprietary medicines and diagnostics for prevention and treatment of neurodegenerative diseases (NDD) associated with protein misfolding. Misfolded proteins are generally recognized as the leading cause of NDD, such as Alzheimer’s disease (AD) and Parkinson’s disease (PD), with common mechanisms and drug targets, such as amyloid beta (Abeta), Tau, alpha-synuclein (a-syn) and TDP-43. Our goal is to continue leveraging our proprietary discovery platforms, SupraAntigen and Morphomer, to shift the treatment paradigm for neurodegenerative disease towards Precision Medicine. Our corporate strategy is focused on two core value drivers: (i) Active Immunotherapies being developed for the treatment and prevention of Alzheimer’s disease (AD) and Parkinson’s disease (PD); and (ii) Intracellular targeting with brain penetrant small molecule programs targeting intracellular pathologies.

The Company was initially incorporated as a limited liability company on February 13, 2003 in Basel, and effective August 25, 2003 was transformed into a stock company. The Company’s corporate headquarters are located at EPFL Innovation Park Building B, 1015 Lausanne, Switzerland.